Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Tortoise Energy Infrastructure Corporation
10801 Mastin Boulevard
Overland Park, KS  66210

under the

Investment Company Act of 1940

Securities Act File No. 333-124079
Investment Company Act File No. 811-21462

(1)	Title of the class of securities of Tortoise Energy Infrastructure Corporation (the “Company”) to be redeemed:

        Money Market Cumulative Preferred Shares, Series II (CUSIP: 89147L308 the “Series II MMP Shares”).

(2)           Date on which the securities are to be called or redeemed:

        The Series II MMP Shares will be redeemed on December 21, 2009.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

        The Series II MMP Shares are to be redeemed pursuant to Section (3)(a)(i) of Part I of the Company’s Articles Supplementary dated as of July 12, 2005

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

        The Company intends to redeem all of the outstanding MMP Shares, representing an aggregate liquidation preference amount of $35,000,000.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 14th day of December 2009.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

By:	/s/ Terry C. Matlack
Name: Terry C. Matlack
Title: Chief Financial Officer